Expense Example, No Redemption - Ashmore Emerging Markets Corporate Income Fund	Institutional 1 year	Institutional 3 years	Institutional 5 years	Institutional 10 years	Class A 1 year	Class A 3 years	Class A 5 years	Class A 10 years	Class C 1 year	Class C 3 years	Class C 5 years	Class C 10 years
USD ($)	119	395	692	1,536	539	854	1,191	2,142	220	702	1,210	2,607